Leases - Disclosure of Expenses Recognised in Profit or Loss (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Depreciation on right-of-use assets	SFr 1,200	SFr 1,256	SFr 1,247
Interest expense on lease liabilities	53	24	27
Short term leases	0	0	2
Total amount recognized in profit or loss	SFr 1,253	SFr 1,280	SFr 1,276